Summary of Significant Accounting Policies - Schedule of Unaudited Pro Forma Basic and Diluted Net Loss per Share Attributed to Common Stockholders (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Earnings Per Share, Pro Forma [Abstract]
Pro forma net loss attributable to common stockholders | $	$ (22,926)
Pro forma adjustment to reflect the assumed exchange of Outstanding Units upon the Conversion	152,132,299
Pro forma total weighted-average common shares outstanding—basic and diluted	152,132,299
Pro forma net loss per share attributable to common stockholders—basic and diluted	(0.15%)